SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial guarantee service) (Details) - Dongsheng Guarantee [Member] - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Guarantee	$ 86,289,058	$ 126,186,812
Value of net assets held by Dongsheng Guarantee used to calculate maximum guarantee obligation to customers	$ 195,000,000